Repo Transactions - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of repo transactions [line items]
Profit generated by the bank through repurchase transactions	$ 7,067,389	$ 4,472,211	$ 942,142
Losses generated by the bank through reverse repurchase transactions	195,747	458,103	$ 457,876
Financial assets delivered as guarantee	695,748	1,466,345
Financial assets off balance sheet transaction	44,338,930	1,648,337
Government and Private securities [member]
Disclosure of repo transactions [line items]
Repurchase transactions	618,572	1,364,825
Reverse repurchase transactions	$ 39,421,705	$ 1,481,096